United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  02/28/2011

Date of Reporting Period:  Quarter ended 11/30/2010

Item 1.                      Schedule of Investments

Federated High Yield Trust

Portfolio of Investments

November 30, 2010 (unaudited)

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Corporate Bonds – 81.3%
		Aerospace/Defense – 1.1%
$450,000	[1,2]	Altegrity, Inc., Company Guarantee, 10.50%, 11/1/2015	454,500
475,000	[1,2]	Altegrity, Inc., Company Guarantee, 11.75%, 5/1/2016	471,437
225,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	126,563
200,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	208,000
396,618	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	432,314
475,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	490,437
		TOTAL	2,183,251
		Automotive – 3.3%
175,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, 10.75%, 8/15/2016	195,125
75,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, 9.25%, 1/15/2017	83,250
50,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	56,375
350,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Note, Series 144A, 8.50%, 5/1/2018	374,938
250,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	264,921
500,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	543,119
1,500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	1,649,923
200,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	229,584
1,750,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	538,125
75,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	80,625
75,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	82,125
200,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	215,500
475,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	503,500
475,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	515,969
200,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	224,000
125,000	[1,2]	Tenneco Automotive, Inc., Sr. Note, Series 144A, 7.75%, 8/15/2018	131,094
725,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	748,562
375,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	404,531
		TOTAL	6,841,266
		Building Materials – 1.3%
75,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, Series 144A, 9.125%, 11/1/2017	76,688
250,000	[1,2]	Building Materials Corp. of America, Sr. Note, 7.50%, 3/15/2020	254,375
200,000	[1,2]	Interline Brands, Inc., Company Guarantee, Series 144A, 7.00%, 11/15/2018	201,750
650,000		Norcraft Cos. LLC, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	692,250
227,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	226,432
325,000	[1,2]	Nortek Holdings, Inc., Sr. Note, 10.00%, 12/1/2018	326,625
500,555		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	529,337
375,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	399,375
		TOTAL	2,706,832
		Chemicals – 3.2%
100,000	[1,2]	Celanese Corp., Company Guarantee, Series 144A, 6.625%, 10/15/2018	103,000
250,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	273,750
75,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	78,469
675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	698,625
325,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, Series 144A, 9.00%, 11/15/2020	323,375

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$225,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	218,813
800,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	858,000
400,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, Series 144A, 8.625%, 3/15/2021	426,000
325,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	351,812
200,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 9.00%, 1/15/2021	199,500
325,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	355,875
800,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	818,000
50,000	[1,2]	Omnova Solutions, Inc., Sr. Note, Series 144A, 7.875%, 11/1/2018	50,000
225,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	243,281
275,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	302,500
350,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	378,875
425,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	447,131
300,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	324,626
200,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	209,000
		TOTAL	6,660,632
		Construction Machinery – 0.7%
200,000	[1,2]	Case New Holland, Sr. Note, 7.875%, 12/1/2017	221,500
325,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	336,375
150,000		Rental Service Corp., Sr. Note, Series WI, 10.25%, 11/15/2019	166,688
200,000	[1,2]	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	222,000
575,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	570,687
		TOTAL	1,517,250
		Consumer Products – 3.8%
725,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	744,937
625,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	721,094
200,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	217,000
775,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	833,125
900,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	947,250
175,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	190,750
225,000	[1,2]	Libbey Glass, Inc., Sr. Secd. Note, Series 144A, 10.00%, 2/15/2015	241,875
75,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	78,375
315,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	357,525
900,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	913,500
803,480		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	895,880
200,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, 9.50%, 6/15/2018	216,750
1,400,000	[1,2]	Visant Corp., Sr. Note, Series 144A, 10.00%, 10/1/2017	1,449,000
		TOTAL	7,807,061
		Energy – 4.8%
725,000	[1,2]	ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, 11.875%, 5/1/2015	654,312
550,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	525,250
125,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	124,688
475,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	489,250
525,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	559,125
825,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	847,687
425,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	478,125
125,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	136,250
525,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	553,875

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	540,750
299,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	327,405
725,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	696,000
100,000	[1,2]	Frac Tech Services LLC, Company Guarantee, Series 144A, 7.125%, 11/15/2018	99,500
475,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	490,438
350,000		Linn Energy LLC, Company Guarantee, 11.75%, 5/15/2017	400,750
375,000	[1,2]	Linn Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	399,375
675,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	617,625
500,000	[1,2]	PHI, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 10/15/2018	506,250
700,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	701,750
200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	203,500
500,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	521,250
		TOTAL	9,873,155
		Entertainment – 1.1%
675,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, 9.125%, 8/1/2018	722,250
625,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	673,438
650,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	0
125,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	132,500
350,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	381,500
400,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	424,000
		TOTAL	2,333,688
		Financial Institutions – 5.6%
617,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	639,366
721,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	749,840
575,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	606,625
1,000,000	[1,2]	Ally Financial, Inc., Series 144A, 6.25%, 12/1/2017	961,250
175,000	[1,2]	Ally Financial, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 3/15/2020	180,688
450,000		CIT Group, Inc., Sr. Secd. Note, 10.25%, 5/1/2017	462,155
3,650,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	3,577,000
475,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	502,312
1,425,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	1,503,375
200,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	213,000
475,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	441,750
450,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	468,562
1,325,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	1,326,656
		TOTAL	11,632,579
		Food & Beverage – 3.0%
900,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	936,000
525,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.78688%, 2/1/2015	500,063
400,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	415,500
550,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	507,375
475,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	515,375
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	827,000
500,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	534,375
200,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	203,000
380,000		Reddy Ice Corp., Sr. Secd. Note, 13.25%, 11/1/2015	321,100
350,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	369,250

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$575,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	583,625
250,000	[1,2]	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	283,750
100,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	108,750
		TOTAL	6,105,163
		Gaming – 4.6%
500,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	497,500
650,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	698,750
250,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	250,625
600,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	612,000
925,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	1,012,875
925,000	[3,4,5]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	0
900,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	850,500
2,525,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	2,228,312
75,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	83,625
150,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	170,250
400,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	433,000
375,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	393,750
175,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	192,937
500,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	497,500
660,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	657,499
125,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	129,141
150,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	140,250
225,000	[1,2]	Wynn Las Vegas LLC, 1st Mtg. Note, Series 144A, 7.75%, 8/15/2020	238,500
315,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, 11.375%, 7/15/2016	346,500
		TOTAL	9,433,514
		Health Care – 7.0%
500,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	512,500
325,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	329,469
475,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	498,156
1,650,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	1,827,375
875,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	875,000
300,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	295,875
775,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	710,094
1,472,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	1,576,880
900,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	965,250
375,000		HCA, Inc., Sr. Secd. Note, 9.875%, 2/15/2017	411,563
775,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	825,375
975,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	990,844
675,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	685,125
125,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	128,750
825,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	855,937
75,000	[1,2]	Universal Health Services, Inc., Sr. Note, Series 144A, 7.00%, 10/1/2018	78,000
650,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	669,500
1,346,718		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	1,393,853
425,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	431,375
275,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	296,097
		TOTAL	14,357,018

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		Industrial - Other – 4.2%
$400,000	[1,2]	American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	425,000
225,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	240,750
350,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	278,250
350,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	392,000
400,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	440,000
400,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	406,000
425,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	450,500
200,000	[1,2]	ESCO Corp., Floating Rate Note — Sr. Note, 4.16719%, 12/15/2013	200,250
425,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	443,330
150,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	154,125
450,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	469,688
525,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	546,656
1,000,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,006,250
425,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	402,156
100,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	110,250
550,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	508,750
300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	309,000
575,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	627,469
650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	663,000
375,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	414,375
125,000	[1,2]	Thermon Industries, Inc., Sr. Secd. Note, Series 144A, 9.50%, 5/1/2017	133,750
		TOTAL	8,621,549
		Lodging – 0.4%
400,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	409,000
425,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	437,750
		TOTAL	846,750
		Media - Cable – 1.2%
125,000	[1,2]	Charter Communications Holdings II, Company Guarantee, Series 144A, 7.875%, 4/30/2018	130,000
425,000		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	502,031
75,000	[1,2]	Charter Communications Holdings II, Sr. Note, 8.125%, 4/30/2020	79,125
275,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	299,750
800,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	836,000
600,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	673,500
		TOTAL	2,520,406
		Media - Non-Cable – 8.2%
400,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	398,000
375,000		Clear Channel Worldwide, Company Guarantee, Series B, 9.25%, 12/15/2017	402,187
100,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	106,500
100,000	[1,2]	Entravision Communications Corp., 1st Priority Sr. Secd. Note, Series 144A, 8.75%, 8/1/2017	105,000
700,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	768,250
1,175,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	8,813
950,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	1,020,062
2,325,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 9.50%, 2/1/2015	2,406,375
325,000		Interpublic Group Cos., Inc., Sr. Unsecd. Note, 10.00%, 7/15/2017	380,250
75,000		Lamar Media Corp., Company Guarantee, 9.75%, 4/1/2014	86,063
700,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	708,750
425,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	430,312

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$700,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	784,000
1,050,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	908,250
281,294		Nexstar Broadcasting Group, Inc., Company Guarantee, 0.50/7.00%, 1/15/2014	274,262
225,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	221,625
375,000	[1,2]	Nexstar Broadcasting Group, Inc., Sr. Secd. Note, 8.875%, 4/15/2017	392,813
275,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	279,125
325,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	372,125
650,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	744,250
325,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	332,313
450,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	465,750
300,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	316,500
600,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	626,250
550,000	[1,2]	SSI Investments II Ltd., Sr. Note, Series 144A, 11.125%, 6/1/2018	603,625
525,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	555,187
1,175,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,214,656
622,975	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	661,911
100,000	[1,2]	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	108,875
550,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	646,250
450,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	450,000
		TOTAL	16,778,329
		Metals & Mining – 0.2%
600,000	[3,4]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	1,260
500,000	[3,4]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	5
325,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	328,250
		TOTAL	329,515
		Packaging – 2.1%
200,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	207,000
200,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	193,000
75,000	[1,2]	Bway Holding Co., Sr. Note, Series 144A, 10.00%, 6/15/2018	81,000
400,000	[1,2]	Bway Holding Co., Sr. PIK Deb., Series 144A, 10.125%, 11/1/2015	403,000
900,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	972,000
475,000	[1,2]	Graham Packaging Co., Sr. Note, Series 144A, 8.25%, 1/1/2017	486,875
100,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	110,563
475,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	475,000
400,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	409,000
200,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	204,500
675,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	707,062
		TOTAL	4,249,000
		Paper – 0.8%
300,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	332,250
175,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	184,625
75,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 7.125%, 11/1/2018	76,688
150,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	172,875
50,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	54,500
341,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	349,525
150,000		NewPage Corp., Sr. Secd. Note, 11.375%, 12/31/2014	136,500
300,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	325,500

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$100,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, 12.00%, 8/1/2014	115,173
		TOTAL	1,747,636
		Restaurants – 1.6%
275,000	[1,2]	Blue Acquisition Sub, Inc., Sr. Note, Series 144A, 9.875%, 10/15/2018	289,438
875,000	[1,2]	DineEquity Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/30/2018	910,000
575,000	[1,2]	Dunkin' Finance Corp., Series 144A, 9.625%, 12/1/2018	581,469
925,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	948,125
575,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.79219%, 3/15/2014	513,187
		TOTAL	3,242,219
		Retailers – 4.0%
400,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	466,000
175,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	186,375
900,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	877,500
625,000	[1,2]	Gymboree Corp., Sr. Note, 9.125%, 12/1/2018	631,250
225,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	260,438
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	101,000
100,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	99,500
150,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	150,563
450,000		Nebraska Book Co., Inc., Sr. Secd. Note, 10.00%, 12/1/2011	448,875
525,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	471,187
675,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, 9.25%, 12/1/2018	683,437
825,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	895,125
1,375,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	1,430,000
850,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	960,500
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	666,562
		TOTAL	8,328,312
		Services – 2.2%
300,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	328,500
625,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	660,938
24,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	25,500
550,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, 9.50%, 12/15/2019	580,594
875,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	748,125
250,000	[1,2]	Trans Union LLC, Company Guarantee, 11.375%, 6/15/2018	281,250
1,250,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,346,875
600,000	[1,2]	West Corp., Sr. Note, Series 144A, 7.875%, 1/15/2019	594,000
		TOTAL	4,565,782
		Technology – 7.3%
1,075,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,058,875
200,000	[1,2]	Advanced Micro Devices, Inc., Sr. Note, Series 144A, 7.75%, 8/1/2020	206,000
200,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	212,000
475,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	475,000
675,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	685,125
450,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	435,375
1,075,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,161,000
100,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.625%, 7/15/2017	106,000
75,000	[1,2]	Fidelity National Information Services, Inc., Company Guarantee, Series 144A, 7.875%, 7/15/2020	80,438
600,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	598,500

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$775,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	815,687
775,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	769,187
475,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	515,375
400,000	[1,2]	Kemet Corp., Sr. Note, Series 144A, 10.50%, 5/1/2018	430,000
600,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	642,000
925,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	952,750
582,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	605,280
825,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	825,000
150,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	153,563
750,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	751,875
425,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.375%, 11/15/2018	422,875
400,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.625%, 11/15/2020	402,000
1,000,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,040,000
775,000		Terremark Worldwide, Inc., Sr. Secd. Note, Series WI, 12.00%, 6/15/2017	879,625
275,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	308,000
475,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	534,375
		TOTAL	15,065,905
		Transportation – 1.3%
275,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	289,438
850,000	[1,2]	Avis Budget Group, Inc., Company Guarantee, Series 144A, 8.25%, 1/15/2019	835,125
50,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	54,375
550,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	561,687
225,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	237,375
300,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	321,750
325,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	316,063
		TOTAL	2,615,813
		Utility - Electric – 2.0%
600,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	592,500
575,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	378,063
675,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	580,500
246,096	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	235,318
525,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	531,562
650,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	654,875
625,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	651,510
675,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	405,000
		TOTAL	4,029,328
		Utility - Natural Gas – 3.2%
800,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	836,000
575,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	602,312
600,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	624,000
200,000	[1,2]	Ferrellgas, L.P., Sr. Note, Series 144A, 6.50%, 5/1/2021	198,000
400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	400,000
200,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	214,000
1,050,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,068,375
200,000		MarkWest Energy Partners LP, Company Guarantee, 6.75%, 11/1/2020	200,500
575,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	621,000
675,000	[1,2]	Niska Gas Storage US, LLC, Sr. Unsecd. Note, Series 144A, 8.875%, 3/15/2018	712,125

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
$250,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	275,625
250,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	253,750
575,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	577,875
		TOTAL	6,583,562
		Wireless Communications – 3.1%
75,000	[1]	Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	82,875
350,000	[1]	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	407,750
350,000	[1]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	355,250
701,734	[1]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	712,260
400,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	422,000
800,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	764,000
300,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	291,000
900,000		Nextel Communications, Inc., Sr. Note, Series E, 6.875%, 10/31/2013	903,375
1,225,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	1,179,063
450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 8.375%, 8/15/2017	470,250
900,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	848,250
		TOTAL	6,436,073
		Wireline Communications – 0.0%
75,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	79,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $163,435,018)	167,491,088
		COMMON STOCKS – 12.2%
		Chemicals – 1.0%
17,241	[3]	Chemtura Corp.	242,926
29,800		Koppers Holdings, Inc.	852,280
121,120	[3]	Omnova Solutions, Inc.	1,063,433
		TOTAL	2,158,639
		Consumer Products – 0.6%
78,340	[3]	Prestige Brands Holdings, Inc.	922,062
20,565	[3]	School Specialty, Inc.	259,736
		TOTAL	1,181,798
		Energy – 0.6%
111,425	[3]	CVR Energy, Inc.	1,340,443
		Food & Beverage – 0.5%
54,950		Del Monte Foods Co.	1,029,214
		Gaming – 0.6%
102,925	[3]	Global Cash Access LLC	234,669
145,020	[3]	Great Canadian Gaming Corp.	1,065,170
		TOTAL	1,299,839
		Health Care – 0.5%
35,450	[3]	Alere, Inc.	1,131,209
		Hotels Restaurants & Leisure – 0.5%
19,625	[3]	DineEquity Inc.	1,048,367
		Industrial — Other – 0.6%
35,500	[3]	General Cable Corp.	1,164,045
		Media - Non-Cable – 1.1%
105,050	[3]	Interpublic Group Cos., Inc.	1,118,783

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
78,824	[3]	MDC Partners, Inc.	1,124,030
		TOTAL	2,242,813
		Metals & Mining – 0.0%
138,395	[1,3,5]	Royal Oak Mines, Inc.	3,168
		Other – 0.0%
469	[1,3,5]	CVC Claims Litigation LLC	0
		Packaging – 0.9%
67,477	[3]	Graham Packaging Co.	850,210
35,825	[3]	Owens-Illinois, Inc.	962,976
		TOTAL	1,813,186
		Paper – 1.8%
123,800		Cascades, Inc.	735,649
12,028	[3]	Clearwater Paper Corp.	968,254
302,290	[3]	Graphic Packaging Holding Co.	1,124,519
18,235		Rock-Tenn Co.	986,331
		TOTAL	3,814,753
		Retailers – 0.3%
35,175	[3]	Express, Inc.	530,439
		Services – 0.9%
114,355	[3]	Garda World Security Corp.	1,019,286
107,550	[3]	Willbros. Group, Inc.	777,587
		TOTAL	1,796,873
		Technology – 1.6%
79,124	[3]	Kemet Corp.	1,119,603
192,410	[3]	Smart Modular Technologies (WWH), Inc.	1,077,496
60,404	[3]	Viasystems Group, Inc.	1,048,009
		TOTAL	3,245,108
		Transportation – 0.3%
49,675	[3]	Hertz Global Holdings, Inc.	609,016
		Utility - Electric – 0.4%
41,385	[3]	NRG Energy, Inc.	802,041
		TOTAL COMMON STOCKS (IDENTIFIED COST $25,399,830)	25,210,951
		PREFERRED STOCK – 0.3%
		Finance - Commercial – 0.3%
712	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $217,880)	635,727
		EXCHANGE-TRADED FUND – 0.7%
		Financial Services – 0.7%
25,975		iShares MSCI EAFE Index Fund (IDENTIFIED COST $1,649,826)	1,409,144
		MUTUAL FUNDS – 4.5%;6
66,905		Federated InterContinental Fund, Institutional Shares	3,061,601
104,444		Federated Max-Cap Fund, Institutional Shares	1,338,966

Principal Amount, Foreign Currency Par Amount or Shares			Value in U.S. Dollars
4,796,184	[7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21%	4,796,184
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $10,974,208)	9,196,751
		TOTAL INVESTMENTS — 99.0% (IDENTIFIED COST $201,676,762)[8]	203,943,661
		OTHER ASSETS AND LIABILITIES - NET — 1.0%[9]	2,075,432
		TOTAL NET ASSETS — 100%	$206,019,093
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2010, these restricted securities amounted to $55,087,805, which represented 26.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At November 30, 2010, these liquid restricted securities amounted to $53,104,502, which represented 25.8% of total net assets.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at November 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997 - 8/19 /1997	$4,646,903	$0
Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	4/20/2009 - 5/1/2009	$253,000	$355,250
Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2/22/2007 - 5/2/2008	$688,876	$712,260
Digicel Ltd., Sr. Note, 10.50%, 4/15/2018	3/16/2010	$75,000	$82,875
Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	3/6/2009 - 1/5/2010	$336,503	$407,750
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009	$394,500	$422,000
Hard Rock Park Operations LLC, Sr. Secd. Note, 1.00%, 4/1/2012	3/23/2006	$641,893	$0
Royal Oak Mines, Inc.	2/24/1999	$15,376	$3,168
3	Non-income producing security.
4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated companies.
7	7-Day net yield.
8	At November 30, 2010, the cost of investments for federal tax purposes was $201,466,490. The net unrealized appreciation of investments for federal tax purposes was $2,477,171. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,676,927 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,199,756.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$167,491,088	$0	$167,491,088
Equity Securities:
Common Stock
Domestic	21,263,648	—	—	21,263,648
International	3,944,135	—	3,168	3,947,303
Preferred Stock
Domestic	—	635,727	—	635,727
Exchange-Traded Fund	1,409,144	—	—	1,409,144
Mutual Funds	9,196,751	—	—	9,196,751
TOTAL SECURITIES	$35,813,678	$168,126,815	$3,168	$203,943,661

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investments in Equity — International Securities
Balance as of March 1, 2010	$0	$3,091
Change in unrealized appreciation/depreciation	1,120,919	77
Transfer in and/or out of Level 3	4,644[1]	—
Realized loss	(1,125,563)	—
Balance as of November 30, 2010	$0	$3,168
The total change in unrealized appreciation/depreciation attributable to investments still held at November 30, 2010	$(4,644)	$77
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable.

The following acronym is used throughout this portfolio:

PIK	— Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated High Yield Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date                      January 25, 2011

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer

Date                      January 24, 2011